Income Tax (Schedule of Unrecognized Tax Benefits) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Tax
Total unrecognized tax benefits at January 1	45,172	41,750
Amount of increase for current year's tax position	707	3,483
Gross amount of increases for prior years' tax position	268,616
Gross amount of decreases for prior years' tax position	(15,197)	(13)
Reductions due to lapse of statutes of limitation	(41)	(48)
Total unrecognized tax benefits at December 31	299,257	45,172